Note 3 - Acquisition (Details Textual) - Benchmark Bancorp, Inc. [Member] - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 08, 2017
Business Acquisition, Share Price					$ 8.59
Business Combination, Acquisition Related Costs			$ 1,271,000	$ 65,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Income Tax Liability	$ 3,200,000
Goodwill, Purchase Accounting Adjustments		$ 3,413,000